DIVESTITURES (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 14, 2023 USD ($) $ / shares shares	Aug. 14, 2023 USD ($) shares	Dec. 07, 2022 CAD ($)	Mar. 29, 2023 USD ($)	Dec. 21, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 07, 2022 USD ($) Share $ / shares	May 24, 2022 CAD ($) Share	May 24, 2022 USD ($) Share $ / shares
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale							$ 7,229	$ 0
Reversal of impairment loss							$ (125,200)	2,651
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration				$ 33,200							$ 35,000
Carrying value of asset at the time of disposal				34,300
Working capital adjustment				200
Loss on disposition				$ (1,400)
Number of shares issued | Share										69,063,076	69,063,076
Deemed price per share | $ / shares											$ 0.51
Customary closing condition										$ 10.0	$ 7,700
Reversal of impairment loss								12,300
Recoverable amount								34,900
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss								8,200
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Non-depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss								1,000
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Property, plant and equipment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss								3,100
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Impairment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss								8,000
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Deferred tax liability [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss								4,400
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration	$ 13,300	$ 13,300							$ 33,500
Loss on disposition		$ (1,600)
Impairment loss related to the La Parrilla assets								9,600
Write down on asset held-for-sale						$ 7,200
Number of Subscription Receipts purchased | shares		18,009,000
Subscription receipts, per share price | $ / shares	$ 0.2
Common share purchase warrants | shares	9,004,500	9,004,500
Exercise price of common share purchase warrants | $ / shares	$ 0.34
Number of shares issued | Share									143,673,684
Deemed price per share | $ / shares									$ 0.16
Equity interests of acquirer									$ 20,000
Contingent consideration									13,500
Equity securities to be purchased in the future									$ 2,700
Future equity financing			$ 7.2
Initial payment								20,000
First milestone payment								2,700
Recoverable amount						14,900		22,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss related to the La Parrilla assets								5,700
Write down on asset held-for-sale						3,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Non-depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss related to the La Parrilla assets								2,100
Write down on asset held-for-sale						1,400
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Property, plant and equipment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss related to the La Parrilla assets								1,700
Write down on asset held-for-sale						2,100
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Impairment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss related to the La Parrilla assets								9,600
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Deferred tax liability [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss related to the La Parrilla assets								0
Write down on asset held-for-sale						$ 0
Plomosas [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Gain from disposal of the royalty interests								4,300
Carrying value of royalty interests								$ 0
Metalla Royalty & Streaming Ltd [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Ounces of royalty payable annually | oz							1,000
Number of shares received from sale of portfolio of royalty interests | shares					4,168,056
Shares received from sale of portfolio of royalty interests					$ 21,500
Share price per share | $ / shares					$ 5.16
Disposal groups classified as held for sale [Member] | La Encantada [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Ounces of royalty payable annually | oz							1,000